Insurance Contracts - Summary of New Reinsurance Contracts (Details) - Reinsurance contract - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Various Types of Insurance [Line Items]
Total reinsurance contract	₩ 242	₩ 136
Estimated Present Value of Future Cash Inflows
Various Types of Insurance [Line Items]
Total reinsurance contract	998,635	640,421
Estimated Present Value of Future Cash Outflows
Various Types of Insurance [Line Items]
Total reinsurance contract	(973,902)	(633,746)
Risk Adjustment for Non-Financial Risks
Various Types of Insurance [Line Items]
Total reinsurance contract	10,910	4,491
Contractual service margin
Various Types of Insurance [Line Items]
Total reinsurance contract	(35,401)	(11,030)
Net cost contract
Various Types of Insurance [Line Items]
Reinsurance contract	242	136
Net cost contract | Estimated Present Value of Future Cash Inflows
Various Types of Insurance [Line Items]
Reinsurance contract	50,455	58,068
Net cost contract | Estimated Present Value of Future Cash Outflows
Various Types of Insurance [Line Items]
Reinsurance contract	(52,749)	(66,905)
Net cost contract | Risk Adjustment for Non-Financial Risks
Various Types of Insurance [Line Items]
Reinsurance contract	532	889
Net cost contract | Contractual service margin
Various Types of Insurance [Line Items]
Reinsurance contract	2,004	8,084
Net gain contract
Various Types of Insurance [Line Items]
Reinsurance contract	0	0
Net gain contract | Estimated Present Value of Future Cash Inflows
Various Types of Insurance [Line Items]
Reinsurance contract	948,180	582,353
Net gain contract | Estimated Present Value of Future Cash Outflows
Various Types of Insurance [Line Items]
Reinsurance contract	(921,153)	(566,841)
Net gain contract | Risk Adjustment for Non-Financial Risks
Various Types of Insurance [Line Items]
Reinsurance contract	10,378	3,602
Net gain contract | Contractual service margin
Various Types of Insurance [Line Items]
Reinsurance contract	₩ (37,405)	₩ (19,114)